Retirement Plan Series Account
of Empower Annuity Insurance
Company of America

Annual Report
December 31, 2025

RETIREMENT PLAN SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025
	INVESTMENT DIVISIONS
	Empower Bond Index Fund - Investor Class	Empower International Value Fund - Investor Class	Empower Mid Cap Value Fund - Investor Class	Empower Multi-Sector Bond Fund - Investor Class	Empower S&P 500® Index Fund - Investor Class
ASSETS:
Investments at fair value (1)	$408,606	$1,071,096	$2,888,766	$1,833,822	$8,921,406
Due from (due to) the Company	—	—	—	—	—
Receivable from fund shares sold	—	—	—	—	101
Total Assets	408,606	1,071,096	2,888,766	1,833,822	8,921,507

LIABILITIES:
Redemptions payable	—	—	—	—	101
Total Liabilities	—	—	—	—	101

NET ASSETS	$408,606	$1,071,096	$2,888,766	$1,833,822	$8,921,406

NET ASSETS REPRESENTED BY:
Accumulation units	$408,606	$1,071,096	$2,888,766	$1,833,822	$8,921,406

ACCUMULATION UNITS OUTSTANDING	13,477	18,900	20,553	24,450	291,903

UNIT VALUE (ACCUMULATION)	$30.32	$56.67	$140.55	$75.00	$30.56

(1) Cost of investments:	$424,287	$838,975	$3,607,596	$1,811,903	$5,423,872
Shares of investments:	31,383	67,492	205,314	135,438	202,944

The accompanying notes are an integral part of these financial statements.

RETIREMENT PLAN SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025
	INVESTMENT DIVISIONS
	Empower S&P Small Cap 600® Index Fund - Investor Class	Empower Short Duration Bond Fund - Investor Class	Empower Small Cap Value Fund - Investor Class	Empower T. Rowe Price Mid Cap Growth Fund - Investor Class	Empower U.S. Government Securities Fund - Investor Class
ASSETS:
Investments at fair value (1)	$2,364,791	$146,259	$4,697,320	$6,226,539	$501,243
Due from (due to) the Company	50	—	6	—	—
Receivable from fund shares sold	99	—	—	—	—
Total Assets	2,364,940	146,259	4,697,326	6,226,539	501,243

LIABILITIES:
Redemptions payable	99	—	—	—	—
Total Liabilities	99	—	—	—	—

NET ASSETS	$2,364,841	$146,259	$4,697,326	$6,226,539	$501,243

NET ASSETS REPRESENTED BY:
Accumulation units	$2,364,841	$146,259	$4,697,326	$6,226,539	$501,243

ACCUMULATION UNITS OUTSTANDING	15,263	5,177	25,700	38,497	16,907

UNIT VALUE (ACCUMULATION)	$154.94	$28.25	$182.78	$161.74	$29.65

(1) Cost of investments:	$2,341,076	$144,707	$3,270,033	$4,689,820	$547,958
Shares of investments:	183,175	13,943	117,964	163,255	45,076

The accompanying notes are an integral part of these financial statements.

RETIREMENT PLAN SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025
INVESTMENT DIVISIONS
Federated Hermes Government Obligations - Service Shares
ASSETS:
Investments at fair value (1)	$4,654,737
Due from (due to) the Company	61
Receivable from fund shares sold	—
Total Assets	4,654,798

LIABILITIES:
Redemptions payable	—
Total Liabilities	—

NET ASSETS	$4,654,798

NET ASSETS REPRESENTED BY:
Accumulation units	$4,654,798

ACCUMULATION UNITS OUTSTANDING	437,055

UNIT VALUE (ACCUMULATION)	$10.65

(1) Cost of investments:	$4,654,737
Shares of investments:	4,654,737

The accompanying notes are an integral part of these financial statements.

RETIREMENT PLAN SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS
For the year ended December 31, 2025
	INVESTMENT DIVISIONS
	Empower Bond Index Fund - Investor Class	Empower International Value Fund - Investor Class	Empower Mid Cap Value Fund - Investor Class	Empower Multi-Sector Bond Fund - Investor Class	Empower S&P 500® Index Fund - Investor Class
INVESTMENT INCOME:
Dividends	$11,064	$15,611	$126,477	$58,461	$25,133

EXPENSES:
Mortality and expense risk	425	592	1,204	476	4,116

NET INVESTMENT INCOME (LOSS)	10,639	15,019	125,273	57,985	21,017

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain distributions	—	45,005	45,633	—	9,356
Net realized gain (loss) on sale of fund shares	(3,397)	23,125	95,355	(9,843)	1,017,811
Change in unrealized appreciation (depreciation) on investments	18,573	236,296	(46,023)	85,313	366,383

Net realized and unrealized gain (loss) on investments	15,176	304,426	94,965	75,470	1,393,550

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,815	$319,445	$220,238	$133,455	$1,414,567

The accompanying notes are an integral part of these financial statements.

RETIREMENT PLAN SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS
For the year ended December 31, 2025
	INVESTMENT DIVISIONS
	Empower S&P Small Cap 600® Index Fund - Investor Class	Empower Short Duration Bond Fund - Investor Class	Empower Small Cap Value Fund - Investor Class	Empower T. Rowe Price Mid Cap Growth Fund - Investor Class	Empower U.S. Government Securities Fund - Investor Class
INVESTMENT INCOME:
Dividends	$51,487	$4,382	$—	$—	$13,079

EXPENSES:
Mortality and expense risk	1,516	276	2,640	3,127	610

NET INVESTMENT INCOME (LOSS)	49,971	4,106	(2,640)	(3,127)	12,469

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain distributions	116,805	—	23,028	104,628	—
Net realized gain (loss) on sale of fund shares	(19,601)	188	304,010	397,188	(10,121)
Change in unrealized appreciation (depreciation) on investments	(43,164)	3,051	(178,152)	(328,844)	29,809

Net realized and unrealized gain (loss) on investments	54,040	3,239	148,886	172,972	19,688

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$104,011	$7,345	$146,246	$169,845	$32,157

The accompanying notes are an integral part of these financial statements.

RETIREMENT PLAN SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS
For the year ended December 31, 2025
INVESTMENT DIVISIONS
Federated Hermes Government Obligations - Service Shares
INVESTMENT INCOME:
Dividends	$184,247

EXPENSES:
Mortality and expense risk	2,962

NET INVESTMENT INCOME (LOSS)	181,285

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain distributions	—
Net realized gain (loss) on sale of fund shares	—
Change in unrealized appreciation (depreciation) on investments	—

Net realized and unrealized gain (loss) on investments	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$181,285

The accompanying notes are an integral part of these financial statements.

RETIREMENT PLAN SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 2025
	INVESTMENT DIVISIONS
	Empower Bond Index Fund - Investor Class	Empower International Value Fund - Investor Class	Empower Mid Cap Value Fund - Investor Class	Empower Multi-Sector Bond Fund - Investor Class	Empower S&P 500® Index Fund - Investor Class
OPERATIONS:
Net investment income (loss)	$10,639	$15,019	$125,273	$57,985	$21,017
Realized gain distributions	—	45,005	45,633	—	9,356
Net realized gain (loss) on sale of fund shares	(3,397)	23,125	95,355	(9,843)	1,017,811
Change in unrealized appreciation (depreciation) on investments	18,573	236,296	(46,023)	85,313	366,383

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	25,815	319,445	220,238	133,455	1,414,567

CONTRACT TRANSACTIONS:
Purchase payments received	—	—	2,150	150	6,539
Transfers for contract benefits and terminations	(44,724)	(101,346)	(391,278)	(101,945)	(1,762,322)
Net transfers	1,538	26,247	35,392	157,765	(51,855)
Contract maintenance charges	(44)	(61)	(165)	(70)	(594)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT TRANSACTIONS	(43,230)	(75,160)	(353,901)	55,900	(1,808,232)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(17,415)	244,285	(133,663)	189,355	(393,665)

NET ASSETS:
Beginning of period	426,021	826,811	3,022,429	1,644,467	9,315,071
End of period	$408,606	$1,071,096	$2,888,766	$1,833,822	$8,921,406

CHANGES IN UNITS OUTSTANDING:
Units issued	134	753	805	2,425	5,377
Units redeemed	(1,653)	(2,155)	(3,557)	(1,671)	(70,948)

Net increase (decrease)	(1,519)	(1,402)	(2,752)	754	(65,571)

The accompanying notes are an integral part of these financial statements.

RETIREMENT PLAN SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 2025
	INVESTMENT DIVISIONS
	Empower S&P Small Cap 600® Index Fund - Investor Class	Empower Short Duration Bond Fund - Investor Class	Empower Small Cap Value Fund - Investor Class	Empower T. Rowe Price Mid Cap Growth Fund - Investor Class	Empower U.S. Government Securities Fund - Investor Class
OPERATIONS:
Net investment income (loss)	$49,971	$4,106	$(2,640)	$(3,127)	$12,469
Realized gain distributions	116,805	—	23,028	104,628	—
Net realized gain (loss) on sale of fund shares	(19,601)	188	304,010	397,188	(10,121)
Change in unrealized appreciation (depreciation) on investments	(43,164)	3,051	(178,152)	(328,844)	29,809

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	104,011	7,345	146,246	169,845	32,157

CONTRACT TRANSACTIONS:
Purchase payments received	18,886	—	16,886	2,225	—
Transfers for contract benefits and terminations	(559,407)	(12,222)	(843,636)	(842,693)	(61,027)
Net transfers	(11,111)	1,677	(94,476)	(480,640)	2,448
Contract maintenance charges	(276)	(4)	(155)	(278)	(49)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT TRANSACTIONS	(551,908)	(10,549)	(921,381)	(1,321,386)	(58,628)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(447,897)	(3,204)	(775,135)	(1,151,541)	(26,471)

NET ASSETS:
Beginning of period	2,812,738	149,463	5,472,461	7,378,080	527,714
End of period	$2,364,841	$146,259	$4,697,326	$6,226,539	$501,243

CHANGES IN UNITS OUTSTANDING:
Units issued	310	253	363	104	625
Units redeemed	(4,139)	(620)	(5,792)	(8,522)	(2,688)

Net increase (decrease)	(3,829)	(367)	(5,429)	(8,418)	(2,063)

The accompanying notes are an integral part of these financial statements.

RETIREMENT PLAN SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 2025
INVESTMENT DIVISIONS
Federated Hermes Government Obligations - Service Shares
OPERATIONS:
Net investment income (loss)	$181,285
Realized gain distributions	—
Net realized gain (loss) on sale of fund shares	—
Change in unrealized appreciation (depreciation) on investments	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	181,285

CONTRACT TRANSACTIONS:
Purchase payments received	4,764
Transfers for contract benefits and terminations	(329,301)
Net transfers	429,615
Contract maintenance charges	(540)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT TRANSACTIONS	104,538

TOTAL INCREASE (DECREASE) IN NET ASSETS	285,823

NET ASSETS:
Beginning of period	4,368,975
End of period	$4,654,798

CHANGES IN UNITS OUTSTANDING:
Units issued	53,876
Units redeemed	(43,027)

Net increase (decrease)	10,849

The accompanying notes are an integral part of these financial statements.

RETIREMENT PLAN SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 2024
	INVESTMENT DIVISIONS
	Empower Bond Index Fund - Investor Class	Empower Government Money Market Fund - Investor Class (1)	Empower International Value Fund - Investor Class	Empower Mid Cap Value Fund - Investor Class (2)	Empower Multi-Sector Bond Fund - Investor Class
OPERATIONS:
Net investment income (loss)	$9,563	$112,560	$12,919	$249,391	$57,831
Net realized gain (loss) on sale of fund shares	(7,822)	1	28,616	26,778	(10,048)
Change in unrealized appreciation (depreciation) on investments	119	—	889	(78,159)	33,233

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,860	112,561	42,424	198,010	81,016

CONTRACT TRANSACTIONS:
Purchase payments received	1,700	1,510	2,250	2,800	1,700
Transfers for contract benefits and terminations	(53,021)	(104,403)	(30,470)	(227,833)	(99,553)
Net transfers	(22,152)	(5,113,339)	19,269	41,258	(63,703)
Contract maintenance charges	(49)	(577)	(65)	(151)	(54)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT TRANSACTIONS	(73,522)	(5,216,809)	(9,016)	(183,926)	(161,610)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(71,662)	(5,104,248)	33,408	14,084	(80,594)

NET ASSETS:
Beginning of period	497,683	5,104,248	793,403	3,008,345	1,725,061
End of period	$426,021	$—	$826,811	$3,022,429	$1,644,467

CHANGES IN UNITS OUTSTANDING:
Units issued	106	324	481	350	45
Units redeemed	(2,802)	(292,544)	(792)	(1,848)	(2,498)

Net increase (decrease)	(2,696)	(292,220)	(311)	(1,498)	(2,453)

(1) Empower Government Money Market Fund - Investor Class ceased operations on June 14, 2024.
(2) Empower Ariel Mid Cap Value Fund - Investor Class merged into Empower Mid Cap Value Fund - Investor Class on October 25, 2024. Accordingly, activity above reflects activity inclusive of the merger.
The accompanying notes are an integral part of these financial statements.

RETIREMENT PLAN SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 2024
	INVESTMENT DIVISIONS
	Empower S&P 500® Index Fund - Investor Class	Empower S&P Small Cap 600® Index Fund - Investor Class	Empower Short Duration Bond Fund - Investor Class	Empower Small Cap Value Fund - Investor Class	Empower T. Rowe Price Mid Cap Growth Fund - Investor Class
OPERATIONS:
Net investment income (loss)	$43,564	$19,495	$6,074	$(3,082)	$(3,750)
Net realized gain (loss) on sale of fund shares	399,911	100,371	(207)	155,517	580,405
Change in unrealized appreciation (depreciation) on investments	1,392,023	90,824	55	265,061	62,934

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,835,498	210,690	5,922	417,496	639,589

CONTRACT TRANSACTIONS:
Purchase payments received	9,272	(1,220)	500	(2,179)	3,425
Transfers for contract benefits and terminations	(523,074)	(262,172)	(33,683)	(249,521)	(689,613)
Net transfers	439,446	(11,749)	2,738	32,770	43,824
Contract maintenance charges	(610)	(306)	(3)	(277)	(327)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT TRANSACTIONS	(74,966)	(275,447)	(30,448)	(219,207)	(642,691)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,760,532	(64,757)	(24,526)	198,289	(3,102)

NET ASSETS:
Beginning of period	7,554,539	2,877,495	173,989	5,274,172	7,381,182
End of period	$9,315,071	$2,812,738	$149,463	$5,472,461	$7,378,080

CHANGES IN UNITS OUTSTANDING:
Units issued	19,115	157	115	266	493
Units redeemed	(22,372)	(2,221)	(1,249)	(1,641)	(4,917)

Net increase (decrease)	(3,257)	(2,064)	(1,134)	(1,375)	(4,424)

The accompanying notes are an integral part of these financial statements.

RETIREMENT PLAN SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 2024
	INVESTMENT DIVISIONS
	Empower U.S. Government Securities Fund - Investor Class	Federated Hermes Government Obligations - Service Shares (3)
OPERATIONS:
Net investment income (loss)	$13,387	$112,000
Net realized gain (loss) on sale of fund shares	(10,949)	1
Change in unrealized appreciation (depreciation) on investments	1,277	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,715	112,001

CONTRACT TRANSACTIONS:
Purchase payments received	500	4,011
Transfers for contract benefits and terminations	(61,250)	(398,480)
Net transfers	(12,750)	4,651,443
Contract maintenance charges	(58)	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT TRANSACTIONS	(73,558)	4,256,974

TOTAL INCREASE (DECREASE) IN NET ASSETS	(69,843)	4,368,975

NET ASSETS:
Beginning of period	597,557	—
End of period	$527,714	$4,368,975

CHANGES IN UNITS OUTSTANDING:
Units issued	21	465,624
Units redeemed	(2,671)	(39,418)

Net increase (decrease)	(2,650)	426,206

(3) Federated Hermes Government Obligations - Service Class commenced operations on June 14, 2024.
The accompanying notes are an integral part of these financial statements.

RETIREMENT PLAN SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2025

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
The Retirement Plan Series Account (the Series Account), a separate account of Empower Annuity Insurance Company of America (the Company), is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance. The Series Account, which is an individual variable annuity product, is no longer being sold. The Series Account consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund. There are currently no participants receiving an annuity payout.
Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Series Account's assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

Significant Accounting Policies
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Series Account is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following is a summary of the significant accounting policies of the Series Account.
Security Valuation
Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.
The Series Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Series Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2025, the only investments of each of the Investment Divisions of the Series Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs.
Fund of Funds Structure Risk
Since the Series Account invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Series Account. To the extent the Series Account invests more of its assets in one underlying fund than another, the Series Account will have greater exposure to the risks of the underlying fund.

Security Transactions and Investment Income
Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends and capital gain distributions, if any, are reinvested in additional full and fractional shares of the related mutual funds. Capital gain distributions, if any, received from the underlying mutual funds are recorded as Realized gain distributions within the Net realized and unrealized gain (loss) on investments section of the Statement of Operations of the applicable Investment Divisions.
Contracts in Payout (annuitization period)
Net assets of each Investment Division allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Series Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in payout phase on the Statement of Changes in Net Assets of the applicable Investment Divisions. In 2025, the Series Account had no contracts in the payout phase.
Federal Income Taxes
The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. LLC. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.
Section 817(h) of IRC requires that the investments of the Series Account must be adequately diversified in accordance with Treasury regulations in order to qualify as a life insurance policy under Section 72 of the Code. The Series Account complies with the diversification requirements.
Segment Reporting
In accordance with Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07), the Empower Product Team acts as the Series Account's chief operating decision maker (CODM) and is responsible for assessing performance and allocating resources with respect to the Series Account. The CODM has concluded that each Investment Division of the Series Account operates as a single operating segment based on the fact that each has a single investment strategy as disclosed in its prospectus, against which the CODM assesses the performance, and it is the level at which discrete financial information is available. The financial information provided to and reviewed by the CODM is presented within the Series Account's financial statements.
Application of Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update 2023-09 (ASU 2023-09), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Series Account’s adoption of ASU 2023-09 did not have a material impact on the financial statements.
Due from (due to) the Company
Due from (due to) the Company represents the variance between investments and reserves applicable to the Investment Division.

Purchase Payments Received
Purchase payments received from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.
Transfers for Contract Benefits and Terminations
Transfers for contract benefits and terminations are payments to contract owners by the Company and are reported as Contract Transactions in the Statement of Changes in Net Assets of the applicable Investment Divisions.
Net Transfers
The amounts reported as Net transfers on the Statement of Changes in Net Assets of the applicable Investment Divisions include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.
2. PURCHASES AND SALES OF INVESTMENTS
The cost of purchases and proceeds from sales of investments for the year ended December 31, 2025, were as follows:

Investment Division	Purchases	Sales

Empower Bond Index Fund - Investor Class	$15,046	$47,637
Empower International Value Fund - Investor Class	106,023	121,159
Empower Mid Cap Value Fund - Investor Class	299,170	482,165
Empower Multi-Sector Bond Fund - Investor Class	396,612	282,727
Empower S&P 500® Index Fund - Investor Class	639,698	2,417,557
Empower S&P Small Cap 600® Index Fund - Investor Class	220,931	606,113
Empower Short Duration Bond Fund - Investor Class	13,388	19,831
Empower Small Cap Value Fund - Investor Class	160,880	1,061,879
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class	136,582	1,356,467
Empower U.S. Government Securities Fund - Investor Class	32,573	78,732
Federated Hermes Government Obligations - Service Shares	1,018,500	732,738
3. EXPENSES AND RELATED PARTY TRANSACTIONS
Deductions for Assumption of Mortality and Expense Risks
The Company deducts an amount, computed and accrued daily, from the unit value of each Investment Division of the Series Account, equal to an annual rate of 0.75% (category A), 0.50% (category O), 0.25% (category U), or 0.00% (category Z) depending on the size of the contract. These charges compensate the Company for its assumption of certain mortality, death benefit, and expense risks. These charges are recorded as Mortality and expense risk in the Statement of Operations of the applicable Investment Divisions.
Contract Maintenance Charges
The Company deducts from each participant account, a $30 annual maintenance charge on accounts under $5,000 on December 31 of any year. This charge is assessed as a redemption of units and is recorded as Contract maintenance charges on the Statement of Changes in Net Assets of the applicable Investment Divisions.
Charges Incurred for Total or Partial Surrenders
The Company deducts an administrative surrender fee of $50 if the contract is surrendered in whole during the first 12 months and $25 if the contract is surrendered in part during the first 12 months. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Premium Taxes
The Company may deduct from each contribution any applicable state premium tax, which currently ranges from 0% to 3.5%. This charge is netted with Purchase payments received on the Statement of Changes in Net Assets of the applicable Investment Divisions.
Related Party Transactions
Empower Funds, Inc., funds of which are underlying certain Investment Divisions, is a registered investment company affiliated with the Company. Empower Capital Management, LLC (ECM), a wholly owned subsidiary of the Company, serves as investment adviser to Empower Funds, Inc. Fees are assessed against the average daily net assets of the portfolios of Empower Funds, Inc. to compensate ECM for investment advisory services.
4. SUBSEQUENT EVENTS
Management has reviewed all events subsequent to December 31, 2025, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued, April 8, 2026. No subsequent events requiring adjustments or disclosures have occurred.
5. FINANCIAL HIGHLIGHTS
For each Investment Division of the Series Account, the accumulation units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds), and total return ratios for each year or period ended December 31 are included below. Unit values in the financial highlights are presented in order from the unit value associated with the highest expense ratio to the unit value associated with the lowest expense ratio. Because unit values on the Statement of Assets and Liabilities are calculated on an aggregated basis, they may not fall within the ranges presented in the financial highlights.
The Expense Ratios are presented as a range from lowest to highest and represent the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.
The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment Divisions with a date notation indicate the effective date that the investment option was available in the Series Account. As the total returns for the Investment Divisions of the Series Account are presented as a range based on product groupings representing the highest and lowest expense ratios, total returns for individual contracts may not fall within the ranges presented.
The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests.

	At December 31					For the year ended December 31
	Units (000s)	Unit Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio			Total Return Ratio
							Lowest	—	Highest

	Empower Bond Index Fund - Investor Class
2025	13	$24.83	to	$31.40	$409	2.69%	0.00%	to	0.75%	5.82%	to	6.62%
2024	15	$23.47	to	$29.45	$426	2.23%	0.00%	to	0.75%	0.07%	to	0.82%
2023	18	$23.45	to	$29.21	$498	2.03%	0.00%	to	0.75%	4.24%	to	5.02%
2022	18	$22.50	to	$27.82	$475	1.13%	0.00%	to	0.75%	(14.33)%	to	(13.68)%
2021	22	$26.26	to	$32.23	$688	0.80%	0.00%	to	0.75%	(3.11)%	to	(2.39)%

	At December 31					For the year ended December 31
	Units (000s)	Unit Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio			Total Return Ratio
							Lowest	—	Highest

	Empower International Value Fund - Investor Class
2025	19	$46.26	to	$57.79	$1,071	1.58%	0.00%	to	0.75%	38.06%	to	39.10%
2024	20	$33.51	to	$41.55	$827	1.60%	0.00%	to	0.75%	4.67%	to	5.46%
2023	21	$32.01	to	$39.40	$793	1.26%	0.00%	to	0.75%	17.15%	to	18.03%
2022	28	$27.33	to	$33.38	$920	1.10%	0.00%	to	0.75%	(15.81)%	to	(15.18)%
2021	33	$32.46	to	$39.35	$1,260	1.75%	0.00%	to	0.75%	10.00%	to	10.83%

	Empower Mid Cap Value Fund - Investor Class (1)
2025	21	$113.27	to	$142.47	$2,889	4.35%	0.00%	to	0.75%	7.51%	to	8.32%
2024	23	$105.35	to	$131.52	$3,022	4.17%	0.00%	to	0.75%	6.05%	to	6.85%
2023	25	$99.35	to	$123.09	$3,008	2.42%	0.00%	to	0.75%	9.63%	to	10.45%
2022	27	$90.62	to	$111.45	$2,956	4.92%	0.00%	to	0.75%	(13.59)%	to	(12.94)%
2021	32	$104.87	to	$128.01	$3,984	2.01%	0.00%	to	0.75%	25.19%	to	26.13%
(1) Empower Ariel Mid Cap Value Fund - Investor Class merged into Empower Mid Cap Value Fund - Investor Class on October 25, 2024. Accordingly, activity above reflects activity inclusive of the merger.

	Empower Multi-Sector Bond Fund - Investor Class
2025	24	$59.83	to	$75.69	$1,834	3.32%	0.00%	to	0.75%	7.18%	to	7.98%
2024	24	$55.83	to	$70.09	$1,644	3.53%	0.00%	to	0.75%	4.35%	to	5.14%
2023	26	$53.50	to	$66.67	$1,725	3.19%	0.00%	to	0.75%	7.08%	to	7.88%
2022	30	$49.96	to	$61.80	$1,831	2.22%	0.00%	to	0.75%	(12.08)%	to	(11.42)%
2021	36	$56.83	to	$69.76	$2,490	2.34%	0.00%	to	0.75%	0.14%	to	0.89%

	Empower S&P 500® Index Fund - Investor Class
2025	292	$28.80	to	$30.69	$8,921	0.28%	0.00%	to	0.75%	16.42%	to	17.30%
2024	357	$24.74	to	$26.16	$9,315	0.56%	0.00%	to	0.75%	23.40%	to	24.33%
2023	361	$20.05	to	$21.04	$7,555	0.45%	0.00%	to	0.75%	24.67%	to	25.62%
2022	376	$16.08	to	$16.75	$6,280	0.35%	0.00%	to	0.75%	(19.16)%	to	(18.55)%
2021	442	$19.89	to	$20.57	$9,064	0.37%	0.00%	to	0.75%	27.24%	to	28.19%

	Empower S&P Small Cap 600® Index Fund - Investor Class
2025	15	$125.91	to	$158.30	$2,365	2.11%	0.00%	to	0.75%	4.77%	to	5.55%
2024	19	$120.19	to	$149.97	$2,813	0.76%	0.00%	to	0.75%	7.13%	to	7.94%
2023	21	$112.19	to	$138.94	$2,877	0.54%	0.00%	to	0.75%	14.61%	to	15.46%
2022	24	$97.89	to	$120.33	$2,787	0.46%	0.00%	to	0.75%	(17.14)%	to	(16.51)%
2021	28	$118.13	to	$144.13	$4,005	2.00%	0.00%	to	0.75%	25.00%	to	25.94%

	Empower Short Duration Bond Fund - Investor Class
2025	5	$23.95	to	$29.73	$146	2.97%	0.00%	to	0.75%	4.51%	to	5.29%
2024	6	$22.91	to	$28.23	$149	4.13%	0.00%	to	0.75%	3.45%	to	4.24%
2023	7	$22.15	to	$27.09	$174	2.35%	0.00%	to	0.75%	4.89%	to	5.67%
2022	7	$21.12	to	$25.63	$178	1.44%	0.00%	to	0.75%	(4.96)%	to	(4.25)%
2021	9	$22.22	to	$26.77	$236	1.03%	0.00%	to	0.75%	(0.78)%	to	(0.03)%

	At December 31					For the year ended December 31
	Units (000s)	Unit Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio			Total Return Ratio
							Lowest	—	Highest

	Empower Small Cap Value Fund - Investor Class
2025	26	$147.99	to	$186.14	$4,697	0.00%	0.00%	to	0.75%	3.30%	to	4.08%
2024	31	$143.26	to	$178.84	$5,472	0.00%	0.00%	to	0.75%	7.40%	to	8.21%
2023	33	$133.39	to	$165.27	$5,274	0.05%	0.00%	to	0.75%	16.93%	to	17.81%
2022	34	$114.07	to	$140.29	$4,726	0.06%	0.00%	to	0.75%	(10.70)%	to	(10.03)%
2021	38	$127.75	to	$155.93	$5,800	3.33%	0.00%	to	0.75%	29.70%	to	30.67%

	Empower T. Rowe Price Mid Cap Growth Fund - Investor Class
2025	38	$132.52	to	$164.10	$6,227	0.00%	0.00%	to	0.75%	2.22%	to	2.99%
2024	47	$129.64	to	$159.34	$7,378	0.00%	0.00%	to	0.75%	8.23%	to	9.05%
2023	51	$119.78	to	$146.11	$7,381	0.00%	0.00%	to	0.75%	19.03%	to	19.92%
2022	55	$100.63	to	$121.84	$6,603	0.02%	0.00%	to	0.75%	(23.37)%	to	(22.79)%
2021	63	$131.32	to	$157.81	$9,845	0.18%	0.00%	to	0.75%	13.98%	to	14.83%

	Empower U.S. Government Securities Fund - Investor Class
2025	17	$24.37	to	$30.81	$501	2.57%	0.00%	to	0.75%	5.80%	to	6.60%
2024	19	$23.04	to	$28.90	$528	2.50%	0.00%	to	0.75%	0.00%	to	0.75%
2023	22	$23.04	to	$28.69	$598	2.40%	0.00%	to	0.75%	3.67%	to	4.45%
2022	22	$22.22	to	$27.47	$584	1.34%	0.00%	to	0.75%	(12.74)%	to	(12.08)%
2021	25	$25.47	to	$31.24	$773	0.60%	0.00%	to	0.75%	(2.88)%	to	(2.15)%

	Federated Hermes Government Obligations - Service Shares (2)
2025	437	$10.54	to	$10.66	$4,655	3.88%	0.00%	to	0.75%	3.17%	to	3.95%
2024	426	$10.21	to	$10.26	$4,369	2.53%	0.00%	to	0.75%	2.13%	to	2.55%
(2) Federated Hermes Government Obligations - Service Class commenced operations on June 14, 2024.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Contract Owners of Retirement Plan Series Account of Empower Annuity Insurance Company of America and the Board of Directors of Empower Annuity Insurance Company of America
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the investment divisions listed in Appendix A of Retirement Plan Series Account of Empower Annuity Insurance Company of America (the “Series Account”), as of December 31, 2025, the related statements of operations and changes in net assets for each of the periods indicated in Appendix A, and the related notes, which include the financial highlights (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment divisions constituting the Series Account as of December 31, 2025, and the results of their operations and the changes in their net assets for each of the periods indicated in Appendix A in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Series Account's management. Our responsibility is to express an opinion on the Series Account's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Series Account’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.
/s/ DELOITTE & TOUCHE LLP
Denver, Colorado
April 8, 2026

We have served as the auditor of one or more Empower Annuity Insurance Company of America separate accounts since 1981.

Retirement Plan Series Account of Empower Annuity Insurance Company of America

APPENDIX A

Investment Division	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets
Empower Bond Index Fund - Investor Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Empower Government Money Market Fund - Investor Class	N/A	N/A	For the period from January 1, 2024 to June 14, 2024
Empower International Value Fund - Investor Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Empower Mid Cap Value Fund - Investor Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Empower Multi-Sector Bond Fund - Investor Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Empower S&P 500® Index Fund - Investor Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Empower S&P Small Cap 600® Index Fund - Investor Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Empower Short Duration Bond Fund - Investor Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Empower Small Cap Value Fund - Investor Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Empower U.S. Government Securities Fund - Investor Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Federated Hermes Government Obligations - Service Shares	December 31, 2025	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period from June 14, 2024 (commencement of operations) to December 31, 2024